UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3420
Oppenheimer Integrity Funds
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2010

Item 1. Reports to Stockholders.
June 30, 2010 Management Oppenheimer Commentary Core Bond Fund and Semiannual A Series of Oppenheimer Integrity Funds Report MANAGEMENT COMMENTARY Fund Performance Discussion SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Corporate Bonds and Notes—Top Ten Industries

Commercial Banks	3.8%
Insurance	3.7
Oil, Gas & Consumable Fuels	3.4
Diversified Telecommunication Services	2.4
Media	2.3
Diversified Financial Services	2.3
Metals & Mining	1.4
Capital Markets	1.4
Life Sciences Tools & Services	0.9
Commercial Services & Supplies	0.8
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on net assets.
Credit Allocation

	NRSRO-	Manager-
	Rated	Rated	Total

Treasury	2.0%	—%	2.0%
Agency	44.0	—	44.0
AAA	20.9	0.1	21.0
AA	1.9	—	1.9
A	8.3	—	8.3
BBB	15.7	—	15.7
BB	4.9	—	4.9
B	0.7	—	0.7
CCC	1.1	—	1.1
CC	0.2	—	0.2

	99.7	0.1	99.8
Not Rated			0.2

Total			100.0%
Percentages are as of June 30, 2010, are subject to change and are dollar-weighted based on the market value of the Fund’s securities and derivatives. The Fund’s investment adviser, OppenheimerFunds, Inc. (“OFI”), determines the “Credit Allocation” of the Fund’s securities and derivatives using ratings by “Nationally Recognized Statistical Rating Organizations” (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”). If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities rated only by an NRSRO other than S&P, OFI converts that rating to the equivalent S&P credit rating. OFI may use its own credit analysis to assign ratings to securities not rated by an NRSRO using rating denominations similar to those of S&P. Securities issued or guaranteed by the U.S. Government or an agency or instrumentality thereof are assigned a credit rating equal to the sovereign credit rating assigned to the U.S. by S&P. A similar process is used for securities issued or guaranteed by a foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned the Fund’s S&P rating, which is currently AAA. More information about securities ratings is contained in the Fund’s Statement of Additional Information. The allocations exclude holdings in OFI Liquid Assets Fund, LLC.
7 | OPPENHEIMER CORE BOND FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/15/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
8 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2010	June 30, 2010	June 30, 2010

Actual
Class A	$1,000.00	$1,067.70	$4.37
Class B	1,000.00	1,062.20	8.21
Class C	1,000.00	1,062.10	8.21
Class N	1,000.00	1,064.80	5.65
Class Y	1,000.00	1,069.80	2.47

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	4.27
Class B	1,000.00	1,016.86	8.03
Class C	1,000.00	1,016.86	8.03
Class N	1,000.00	1,019.34	5.52
Class Y	1,000.00	1,022.41	2.41
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.85%
Class B	1.60
Class C	1.60
Class N	1.10
Class Y	0.48
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—11.5%
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 2.10%, 1/15/13[1,2]	$2,720,000	$2,758,851
Ally Master Owner Trust 2010-2, Asset-Backed Certificates, Series 2010-2, Cl. A2, 1%, 9/17/12	2,765,000	2,765,000
Ally Master Owner Trust 2010-3, Asset-Backed Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/13[1]	2,315,000	2,349,208
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivable Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13	1,180,000	1,179,186
AmeriCredit Prime Automobile Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13	1,165,000	1,165,586
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.827%, 5/25/34[2]	3,925,924	3,460,561
Bank of America Auto Trust 2010-2, Automobile Receivables, Series 2010-2, Cl. A2, 0.91%, 10/15/12	2,795,000	2,797,176
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	3,850,000	3,921,166
Bayview Financial Mortgage Pass-Through Trust 2006-A, Mtg. Pass-Through Certificates, Series 2006-A, Cl. 2A4, 0.647%, 2/28/41[2]	3,311,196	2,636,482
Capital One Multi-Asset Execution Trust, Credit Card Asset-Backed Certificates, Series 2009-A2, Cl. A2, 3.20%, 6/15/11	3,160,000	3,227,283
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[1]	853,924	883,091
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.907%, 2/25/33[2]	559,165	534,424
Chase Issuance Trust, Credit Card Asset-Backed Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12	2,330,000	2,351,041
Chrysler Financial Lease Trust, Asset-Backed Nts., Series 2010-A, Cl. A2, 1.78%, 6/15/11[1]	3,075,000	3,086,009
CIT Equipment Collateral, Asset-Backed Certificates, Series 2009-VT1, Cl. A2, 2.20%, 10/15/10[1]	3,012,950	3,017,738
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	460,000	479,971
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.447%, 10/25/36[2]	481,116	475,007
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13	2,753,094	2,779,325
Series 2010-A, Cl. A2, 0.81%, 3/25/15	3,370,000	3,369,406
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.087%, 2/25/33[2]	48,808	42,013
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[2]	4,152,597	3,333,433
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[2]	674,242	540,872
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.467%, 6/25/47[2]	3,020,000	2,545,492
11 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Discover Card Master Trust, Credit Card Receivables, Series 2008-A3, Cl. A3, 5.10%, 10/15/13	$2,805,000	$2,898,568
DT Auto Owner Trust, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15	2,036,903	2,042,967
Ellington Loan Acquisition Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. A2A2, 1.147%, 5/27/37[1,2]	3,657,547	3,186,411
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.437%, 7/25/36[2]	1,543,726	1,487,901
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.457%, 7/7/36[2]	574,958	522,779
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-A, Cl. A, 1.04%, 3/15/13[1]	2,530,000	2,532,833
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11	1,407,026	1,410,006
Series 2009-E, Cl. A2, 0.80%, 3/15/12	5,220,000	5,220,040
Series 2010-A, Cl. A4, 2.15%, 6/15/15	3,980,000	4,048,120
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.90%, 9/15/12[2]	2,730,000	2,756,243
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 2%, 12/15/14[2]	2,610,000	2,639,108
GE Capital Credit Card Master Note Trust, Asset-Backed Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15	1,995,000	2,074,505
HSBC Credit Card Master Note Trust (USA) I, Asset-Backed Securities, Series 2007-1, Cl. A, 0.40%, 4/15/13[2]	2,945,000	2,944,419
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.608%, 1/20/35[2]	980,528	923,606
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.458%, 3/20/36[2]	727,007	720,389
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle Contract-Backed Nts., Series 2009-2, Cl. A2, 2%, 7/15/12	4,068,052	4,080,859
Honda Auto Receivables 2009-3 Owner Trust, Automobile Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%, 8/15/11	2,151,170	2,155,166
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31[3]	112,379	112,379
MBNA Credit Card Master Note Trust, Credit Card Receivables:
Series 2003-C7, Cl. C7, 1.70%, 3/15/16[2]	2,900,000	2,818,213
Series 2005-A6, Cl. A6, 4.50%, 1/15/13	11,020,000	11,073,579
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts., Series 2007-1, Cl. A4, 0.41%, 12/15/13[2]	2,743,520	2,731,123
Morgan Stanley Structured Trust I 2001-1, Asset-Backed Certificates, Series 2004-1, Cl. A1, 0.427%, 6/25/37[2]	2,871,789	2,635,326
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[2,3]	1,750,658	83,156
12 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed Nts., Series 2010-1, Cl. A, 1.997%, 1/26/15[1,2]	$4,540,000	$4,541,744
Nissan Master Owner Trust, Automobile Receivable Nts., Series 2010-AA, Cl. A, 1.50%, 1/15/13[1,2]	2,705,000	2,713,548
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.447%, 7/1/36[2]	6,210,167	4,080,583
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[2]	932,874	812,873
World Financial Network Credit Card Master Note Trust, Credit Card Receivables:
Series 2009-A, Cl. A, 4.60%, 9/15/15	2,755,000	2,846,214
Series 2009-C, Cl. A, 2.36%, 5/15/14	2,670,000	2,671,153

Total Asset-Backed Securities (Cost $134,728,170)		128,462,132

Mortgage-Backed Obligations—67.0%
Government Agency—56.6%
FHLMC/FNMA/FHLB/Sponsored—48.3%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33	7,608,809	8,089,432
5.50%, 9/1/39	9,670,098	10,389,917
6%, 5/15/18-10/15/29	3,142,699	3,452,001
6.50%, 4/15/18-4/1/34	3,515,839	3,860,579
7%, 7/15/21-10/1/37	11,391,457	12,944,582
8%, 4/1/16	267,826	293,214
9%, 4/14/17-5/1/25	83,052	92,844
12.50%, 5/15/14	317	373
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	20,304	22,565
Series 1590, Cl. IA, 1.425%, 10/15/23[2]	3,303,559	3,346,988
Series 2034, Cl. Z, 6.50%, 2/15/28	25,258	28,031
Series 2043, Cl. ZP, 6.50%, 4/15/28	2,783,039	2,938,859
Series 2046, Cl. G, 6.50%, 4/15/28	2,239,839	2,411,349
Series 2053, Cl. Z, 6.50%, 4/15/28	23,635	26,111
Series 2063, Cl. PG, 6.50%, 6/15/28	1,651,955	1,741,325
Series 2145, Cl. MZ, 6.50%, 4/15/29	619,211	672,970
Series 2148, Cl. ZA, 6%, 4/15/29	1,122,994	1,221,204
Series 2195, Cl. LH, 6.50%, 10/15/29	1,453,983	1,595,473
Series 2326, Cl. ZP, 6.50%, 6/15/31	463,598	510,851
Series 2341, Cl. FP, 1.25%, 7/15/31[2]	803,576	814,443
Series 2399, Cl. PG, 6%, 1/15/17	686,456	744,843
Series 2423, Cl. MC, 7%, 3/15/32	1,940,750	2,155,711
Series 2453, Cl. BD, 6%, 5/15/17	648,712	704,126
Series 2461, Cl. PZ, 6.50%, 6/15/32	3,913,583	4,356,402
Series 2463, Cl. F, 1.35%, 6/15/32[2]	3,995,553	4,075,606
Series 2500, Cl. FD, 0.85%, 3/15/32[2]	224,635	225,800
Series 2526, Cl. FE, 0.75%, 6/15/29[2]	335,730	337,184
13 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2551, Cl. FD, 0.75%, 1/15/33[2]	$747,804	$749,879
Series 2638, Cl. KG, 4%, 11/1/27	7,811,678	7,965,018
Series 2648, Cl. JE, 3%, 2/1/30	4,486,143	4,532,705
Series 2676, Cl. KY, 5%, 9/15/23	4,548,000	4,958,515
Series 2686, Cl. CD, 4.50%, 2/1/17	2,358,841	2,422,663
Series 2907, Cl. GC, 5%, 6/1/27	1,844,448	1,903,165
Series 2911, Cl. CU, 5%, 2/1/28	4,379,025	4,517,638
Series 2929, Cl. PC, 5%, 1/1/28	1,552,128	1,595,424
Series 2952, Cl. GJ, 4.50%, 12/1/28	803,359	820,606
Series 3019, Cl. MD, 4.75%, 1/1/31	3,251,882	3,368,862
Series 3025, Cl. SJ, 23.468%, 8/15/35[2]	760,281	1,080,786
Series 3033, Cl. UD, 5.50%, 10/1/30	5,150,000	5,377,086
Series 3061, Cl. MB, 5.50%, 5/1/30	2,085,000	2,180,763
Series 3094, Cl. HS, 23.101%, 6/15/34[2]	1,161,928	1,460,529
Series 3157, Cl. MC, 5.50%, 2/1/26	3,678,271	3,693,225
Series 3242, Cl. QA, 5.50%, 3/1/30	2,366,417	2,445,626
Series 3279, Cl. PH, 6%, 2/1/27	6,418,443	6,442,090
Series 3291, Cl. NA, 5.50%, 10/1/27	2,739,982	2,731,086
Series 3306, Cl. PA, 5.50%, 10/1/27	3,376,267	3,446,158
Series R001, Cl. AE, 4.375%, 4/1/15	2,073,184	2,122,146
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.881%, 4/1/27[4]	1,415,946	347,760
Series 192, Cl. IO, 11.075%, 2/1/28[4]	177,484	39,546
Series 206, Cl. IO, 9.256%, 12/1/29[4]	211,867	56,625
Series 2130, Cl. SC, 51.78%, 3/15/29[4]	479,510	76,464
Series 2134, Cl. SB, 65.119%, 3/15/29[4]	490,491	83,412
Series 224, Cl. IO, 2.647%, 3/1/33[4]	2,076,973	421,606
Series 2422, Cl. SJ, 72.776%, 1/15/32[4]	2,070,802	316,117
Series 243, Cl. 6, 2.265%, 12/15/32[4]	1,342,652	262,599
Series 2493, Cl. S, 68.885%, 9/15/29[4]	122,744	21,032
Series 2527, Cl. SG, 25.554%, 2/15/32[4]	1,673,534	55,456
Series 2531, Cl. ST, 34.861%, 2/15/30[4]	2,246,227	81,295
Series 2601, Cl. GS, 14.124%, 11/15/17[4]	2,760,941	225,662
Series 2796, Cl. SD, 65.859%, 7/15/26[4]	769,229	130,528
Series 2802, Cl. AS, 99.999%, 4/15/33[4]	1,805,689	169,599
Series 2920, Cl. S, 68.622%, 1/15/35[4]	2,945,047	408,049
Series 3000, Cl. SE, 99.999%, 7/15/25[4]	3,929,811	478,421
Series 3005, Cl. WI, 17.746%, 7/15/35[4]	6,358,468	663,309
Series 3045, Cl. DI, 36.874%, 10/15/35[4]	18,463,071	2,398,521
Series 3110, Cl. SL, 99.999%, 2/15/26[4]	1,287,094	134,895
Series 3146, Cl. SA, 56.127%, 4/15/36[4]	4,919,819	675,565
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.47%, 6/1/26[5]	177,661	157,818
Federal National Mortgage Assn.:
4.50%, 7/1/25[6]	15,620,000	16,481,537
5%, 7/1/25-8/1/40[6]	44,964,500	47,670,931
14 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.: Continued
5.50%, 12/25/18	$6,713	$7,277
5.50%, 7/1/25-8/1/40[6]	92,930,000	99,607,825
6%, 5/25/20	870,947	947,903
6%, 7/1/25-6/1/35[6]	64,035,235	69,864,309
6.50%, 6/25/17-11/25/31	17,878,765	19,635,824
6.50%, 7/1/40[6]	5,682,000	6,223,568
7%, 9/25/14-4/1/34	8,234,822	9,195,443
7.50%, 1/1/33-8/25/33	7,691,918	8,756,110
8.50%, 7/1/32	43,447	49,162
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22	8,114	8,530
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23	591,454	648,387
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	464,822	518,877
Trust 1996-35, Cl. Z, 7%, 7/25/26	154,160	174,117
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	1,001,776	1,106,352
Trust 1998-61, Cl. PL, 6%, 11/25/28	1,405,210	1,571,383
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,874,147	2,070,722
Trust 1999-60, Cl. PG, 7.50%, 12/25/29	6,880,872	7,647,671
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	1,912,974	2,108,496
Trust 2002-10, Cl. FB, 0.847%, 3/25/17[2]	206,631	205,913
Trust 2002-16, Cl. PG, 6%, 4/25/17	1,226,299	1,332,382
Trust 2002-2, Cl. UC, 6%, 2/25/17	712,506	769,857
Trust 2002-56, Cl. FN, 1.347%, 7/25/32[2]	1,142,610	1,174,360
Trust 2003-130, Cl. CS, 13.406%, 12/25/33[2]	5,472,839	6,284,220
Trust 2003-21, Cl. FK, 0.747%, 3/25/33[2]	388,459	390,012
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	1,492,000	1,657,148
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,677,000	2,892,033
Trust 2004-81, Cl. KC, 4.50%, 4/1/17	2,655,132	2,720,537
Trust 2004-9, Cl. AB, 4%, 7/1/17	5,340,054	5,504,205
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	2,450,000	2,690,239
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	5,073,000	5,617,024
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	10,000,000	10,999,106
Trust 2005-12, Cl. JC, 5%, 6/1/28	3,858,716	3,996,572
Trust 2005-22, Cl. EC, 5%, 10/1/28	1,424,740	1,476,889
Trust 2005-30, Cl. CU, 5%, 4/1/29	1,055,324	1,096,714
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,733,575
Trust 2005-57, Cl. PA, 5.50%, 5/1/27	92,218	92,272
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	1,260,000	1,345,491
Trust 2006-50, Cl. SK, 22.927%, 6/25/36[2]	1,850,202	2,393,577
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	377,448	384,843
Trust 2009-37, Cl. HA, 4%, 4/1/19	7,780,446	8,191,492
Trust 2009-70, Cl. PA, 5%, 8/1/35	6,736,197	7,261,358
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 67.238%, 3/17/31[4]	745,218	142,481
Trust 2001-61, Cl. SE, 43.907%, 11/18/31[4]	1,108,655	165,547
Trust 2001-65, Cl. S, 45.797%, 11/25/31[4]	2,554,638	422,674
15 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2001-81, Cl. S, 36.125%, 1/25/32[4]	$338,910	$55,961
Trust 2002-12, Cl. SB, 61.282%, 7/25/31[4]	541,385	85,253
Trust 2002-2, Cl. SW, 62.693%, 2/25/32[4]	613,321	93,502
Trust 2002-38, Cl. SO, 53.747%, 4/25/32[4]	240,155	33,212
Trust 2002-41, Cl. S, 71.433%, 7/25/32[4]	2,491,681	481,963
Trust 2002-47, Cl. NS, 33.457%, 4/25/32[4]	869,310	143,384
Trust 2002-5, Cl. SD, 67.182%, 2/25/32[4]	446,878	79,010
Trust 2002-51, Cl. S, 33.751%, 8/25/32[4]	798,194	131,930
Trust 2002-52, Cl. SD, 38.468%, 9/25/32[4]	957,071	163,079
Trust 2002-60, Cl. SM, 44.055%, 8/25/32[4]	3,759,408	479,400
Trust 2002-60, Cl. SY, 9.028%, 4/25/32[4]	3,375,439	92,053
Trust 2002-7, Cl. SK, 47.508%, 1/25/32[4]	2,301,589	315,037
Trust 2002-75, Cl. SA, 47.996%, 11/25/32[4]	2,063,716	328,394
Trust 2002-77, Cl. BS, 42.45%, 12/18/32[4]	4,125,880	650,593
Trust 2002-77, Cl. IS, 46.926%, 12/18/32[4]	409,153	62,331
Trust 2002-77, Cl. JS, 36.053%, 12/18/32[4]	3,842,531	621,503
Trust 2002-77, Cl. SA, 36.522%, 12/18/32[4]	3,575,887	556,753
Trust 2002-77, Cl. SH, 45.126%, 12/18/32[4]	466,325	79,154
Trust 2002-84, Cl. SA, 48.324%, 12/25/32[4]	507,409	80,374
Trust 2002-89, Cl. S, 68.122%, 1/25/33[4]	3,666,870	535,315
Trust 2002-9, Cl. MS, 35.301%, 3/25/32[4]	27,942	4,769
Trust 2002-90, Cl. SN, 46.794%, 8/25/32[4]	3,420,564	430,456
Trust 2002-90, Cl. SY, 49.596%, 9/25/32[4]	1,613,024	206,548
Trust 2003-117, Cl. KS, 52.497%, 8/25/33[4]	19,060,171	2,295,129
Trust 2003-14, Cl. OI, 7.012%, 3/25/33[4]	5,083,500	862,450
Trust 2003-26, Cl. IK, 4.965%, 4/25/33[4]	1,793,261	316,020
Trust 2003-33, Cl. SP, 51.635%, 5/25/33[4]	3,230,322	525,593
Trust 2003-4, Cl. S, 43.432%, 2/25/33[4]	1,028,431	179,782
Trust 2003-52, Cl. NS, 65.015%, 6/25/23[4]	15,994,121	2,059,745
Trust 2003-89, Cl. XS, 49.114%, 11/25/32[4]	4,354,180	442,022
Trust 2004-54, Cl. DS, 49.999%, 11/25/30[4]	204,831	31,328
Trust 2004-56, Cl. SE, 15.228%, 10/25/33[4]	3,853,431	613,075
Trust 2005-40, Cl. SA, 61.784%, 5/25/35[4]	1,794,459	255,211
Trust 2005-6, Cl. SE, 78.875%, 2/25/35[4]	2,427,473	317,933
Trust 2005-71, Cl. SA, 70.208%, 8/25/25[4]	3,429,453	450,351
Trust 2005-87, Cl. SE, 99.999%, 10/25/35[4]	13,223,648	1,534,697
Trust 2005-87, Cl. SG, 83.74%, 10/25/35[4]	13,364,325	1,622,913
Trust 2006-42, Cl. LI, 20.274%, 6/25/36[4]	13,637,068	1,722,472
Trust 2006-53, Cl. US, 25.484%, 6/25/36[4]	339,734	40,496
Trust 2009-15, Cl. SA, 15.712%, 3/25/24[4]	7,851,144	888,018
Trust 222, Cl. 2, 18.373%, 6/1/23[4]	1,403,212	277,304
Trust 247, Cl. 2, 26.506%, 10/1/23[4]	124,563	27,285
Trust 252, Cl. 2, 24.342%, 11/1/23[4]	1,302,365	274,898
Trust 254, Cl. 2, 18.192%, 1/1/24[4]	2,314,539	489,717
Trust 2682, Cl. TQ, 99.999%, 10/15/33[4]	3,182,135	504,710
Trust 2981, Cl. BS, 99.999%, 5/15/35[4]	5,636,205	783,504
Trust 301, Cl. 2, 1.276%, 4/1/29[4]	810,313	180,615
Trust 303, Cl. IO, 0.85%, 11/1/29[4]	105,257	28,546
16 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 319, Cl. 2, 4.612%, 2/1/32[4]	$474,783	$113,002
Trust 320, Cl. 2, 7.56%, 4/1/32[4]	8,868,938	1,974,541
Trust 321, Cl. 2, 3.214%, 4/1/32[4]	1,784,363	366,043
Trust 324, Cl. 2, 0.32%, 7/1/32[4]	868,461	201,990
Trust 331, Cl. 9, 3.475%, 2/1/33[4]	5,020,055	811,260
Trust 334, Cl. 14, 7.129%, 2/1/33[4]	4,425,374	692,861
Trust 334, Cl. 15, 5.327%, 2/1/33[4]	3,202,941	502,909
Trust 334, Cl. 17, 7.784%, 2/1/33[4]	173,169	29,842
Trust 339, Cl. 12, 0.61%, 7/1/33[4]	4,596,144	665,761
Trust 339, Cl. 7, 1.841%, 7/1/33[4]	5,643,322	889,224
Trust 343, Cl. 13, 0%, 9/1/33[4,7]	4,568,453	674,568
Trust 343, Cl. 18, 10.53%, 5/1/34[4]	3,266,032	514,453
Trust 345, Cl. 9, 2.501%, 1/1/34[4]	3,796,210	572,464
Trust 351, Cl. 10, 0%, 4/1/34[4,7]	2,049,817	289,626
Trust 351, Cl. 8, 0%, 4/1/34[4,7]	3,244,034	443,211
Trust 356, Cl. 10, 0%, 6/1/35[4,7]	2,774,771	371,301
Trust 356, Cl. 12, 0.481%, 2/1/35[4]	1,401,658	178,559
Trust 362, Cl. 12, 1.393%, 8/1/35[4]	5,745,710	917,272
Trust 362, Cl. 13, 1.402%, 8/1/35[4]	3,166,351	504,664
Trust 364, Cl. 16, 2.315%, 9/1/35[4]	4,921,840	767,734
Trust 365, Cl. 16, 0%, 3/1/36[4,7]	3,664,355	546,244
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.034%, 9/25/23[5]	438,780	409,035

		539,176,329

GNMA/Guaranteed—8.3%
Government National Mortgage Assn.:
3.625%, 8/8/25-7/1/27[2]	16,169	16,630
4.50%, 7/1/40[6]	70,825,000	73,790,797
5%, 7/1/40[6]	16,870,000	17,971,830
8.50%, 8/1/17-12/15/17	127,829	140,415
10.50%, 12/29/17	8,168	9,254
11%, 11/8/19	21,532	24,013
12%, 5/29/14	174	192
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 80.328%, 1/16/27[4]	927,617	147,474
Series 2002-15, Cl. SM, 66.664%, 2/16/32[4]	1,020,754	172,456
Series 2002-41, Cl. GS, 71.859%, 6/16/32[4]	764,610	154,833
Series 2002-76, Cl. SY, 74.918%, 12/16/26[4]	505,188	85,253
Series 2004-11, Cl. SM, 59.413%, 1/17/30[4]	183,081	35,426

		92,548,573

Non-Agency—10.4%
Commercial—6.6%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0.251%, 4/14/29[4]	8,193,281	298,832
17 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45	$15,885,000	$14,031,861
Series 2007-1, Cl. A4, 5.451%, 1/1/17	5,399,000	5,476,931
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50	1,000,000	1,048,259
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/22/24[1,4,7]	2,548,044	114,920
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	1,010,000	1,040,237
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	3,310,000	3,221,828
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	2,527,723	2,356,339
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	2,121,378	1,548,322
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	329,766	334,598
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2001-LIBA, Cl. B, 6.733%, 2/10/16[1]	705,000	729,320
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	5,000,000	5,082,979
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.887%, 5/25/35[2]	3,534,902	2,598,820
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. AM, 4.78%, 7/1/42	8,810,000	8,239,895
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	3,525,000	3,315,487
Series 2007-LDP10, Cl. A3S, 5.317%, 4/1/13	3,475,000	3,490,761
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37	4,243,918	3,432,402
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12	2,750,000	2,829,013
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0%, 2/18/30[4,7]	2,485,517	65,814
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[1]	118,686	93,561
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,466,510	1,412,184
Merrill Lynch Mortgage Investors Trust 2005-A5, Mtg. Pass-Through Certificates, Series 2005-A5, Cl. A9, 2.751%, 6/1/35[2]	3,706,376	3,274,996
Morgan Stanley Resecuritization Trust, Automobile Receivable Nts., Series 2010-F, Cl. A, 0.60%, 6/17/11[2,3]	2,695,000	2,671,419
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 0%, 5/18/32[4,7]	34,940,292	166,913
18 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Commercial Continued
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	$2,146,000	$2,199,274
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 7/1/17	2,965,000	2,983,980
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.866%, 2/1/35[2]	2,086,426	1,894,375

		73,953,320

Manufactured Housing—0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 4.807%, 3/25/36[2]	3,041,813	2,560,875
Multifamily—1.0%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 3.735%, 10/1/35[2]	2,095,000	1,719,459
GE Capital Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38	3,567,000	3,720,312
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 2.80%, 2/1/35[2]	415,648	409,656
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 4.807%, 3/1/36[2]	5,530,569	4,830,770

		10,680,197

Other—0.3%
Greenwich Capital Commercial Mortgage 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	3,565,000	3,578,569
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 55.193%, 10/23/17[4]	1,137	143
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Series1987-3, Cl. A, 1.13%, 10/23/17[5]	1,576	1,552

		3,580,264

Residential—2.3%
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	3,408,188	3,027,988
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	5,224,892	4,245,567
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35	3,310,508	2,535,918
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	3,444,180	3,092,977
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	46,479	46,120
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 3.061%, 12/25/34[2]	1,613,374	1,571,264
19 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	$590,099	$593,876
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	599,727	566,447
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	2,112,391	1,352,661
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.618%, 6/25/37[2]	1,331,500	1,029,878
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg. Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.737%, 7/1/37[2]	3,794,466	2,555,647
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.998%, 9/1/34[2]	821,199	780,575
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 2.997%, 10/1/35[2]	4,721,933	4,384,801

		25,783,719

Total Mortgage-Backed Obligations (Cost $727,181,825)		748,283,277

U.S. Government Obligations—4.1%
Federal Home Loan Mortgage Corp. Nts.:
2.875%, 2/9/15[8]	4,395,000	4,585,273
5%, 2/16/17	1,510,000	1,726,884
5.25%, 4/18/16	2,650,000	3,048,072
Federal National Mortgage Assn. Nts.:
2.375%, 7/28/15	3,900,000	3,947,050
4.875%, 12/15/16	1,240,000	1,404,312
5%, 3/15/16	1,655,000	1,885,275
U.S. Treasury Bonds:
7.50%, 11/15/16[9]	7,700,000	10,096,024
STRIPS, 3.862%, 2/15/13[10]	1,520,000	1,486,527
U.S. Treasury Nts., 5.125%, 5/15/16	14,830,000	17,315,182

Total U.S. Government Obligations (Cost $44,844,763)		45,494,599

Corporate Bonds and Notes—36.2%
Consumer Discretionary—5.8%
Auto Components—0.3%
Lear Corp., 8.125% Sr. Unsec. Nts., 3/15/20	2,725,000	2,745,438
Automobiles—0.7%
DaimlerChrysler North America Holding Corp./Daimler Finance North America LLC, 6.50% Sr. Unsec. Unsub. Nts., 11/15/13	2,460,000	2,755,626
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10	4,785,000	4,844,358

		7,599,984

Diversified Consumer Services—0.2%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	2,745,000	2,738,138
20 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Hotels, Restaurants & Leisure—0.6%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[1]	$2,720,000	$2,842,245
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	3,175,000	3,344,732

		6,186,977

Household Durables—0.4%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	3,980,000	4,435,419
Leisure Equipment & Products—0.5%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13	2,640,000	2,829,423
6.125% Sr. Unsec. Nts., 6/15/11	2,415,000	2,511,366

		5,340,789

Media—2.3%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19	2,300,000	2,900,220
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,580,000	2,186,254
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625% Sr. Unsec. Unsub. Nts., 5/15/16	4,900,000	5,328,941
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19	2,180,000	2,278,100
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds, 1/15/40	2,193,000	2,300,431
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	2,450,000	2,682,750
Time Warner Cable, Inc., 6.75% Sr. Unsec. Unsub. Nts., 6/15/39	406,000	450,988
Time Warner Cos., Inc., 9.125% Debs., 1/15/13	1,738,000	2,024,454
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	1,068,000	1,331,896
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	1,645,000	1,911,765
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts., 1/15/18[1]	2,725,000	2,690,938

		26,086,737

Multiline Retail—0.2%
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37	2,720,000	2,733,600
Specialty Retail—0.6%
Limited Brands, Inc., 7% Sr. Unsec. Unsub. Nts., 5/1/20	2,758,000	2,792,475
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	3,480,000	3,637,519

		6,429,994

Consumer Staples—1.9%
Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19[1]	4,245,000	5,164,098
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14	2,435,000	2,605,450

		7,769,548
21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Food & Staples Retailing—0.2%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	$1,295,000	$1,776,761
Real Time Data Co., 11% Nts., 5/31/09[3,11,12,13]	476,601	—

		1,776,761

Food Products—0.4%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	980,000	1,036,209
8.50% Sr. Unsec. Nts., 6/15/19	1,190,000	1,424,301
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11	2,155,000	2,282,781

		4,743,291

Tobacco—0.6%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	4,220,000	5,355,429
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40	1,602,000	1,656,737

		7,012,166

Energy—3.9%
Energy Equipment & Services—0.5%
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18	3,195,000	3,433,056
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	1,770,000	1,610,588
Weatherford International, Inc., 6.625% Sr. Unsec. Unsub. Nts., Series B, 11/15/11	434,000	458,963

		5,502,607

Oil, Gas & Consumable Fuels—3.4%
DCP Midstream LLC, 9.75% Sr. Unsec. Unsub. Nts., 3/15/19[1]	1,048,000	1,351,054
Duke Energy Field Services LLC, 7.875% Unsec. Nts., 8/16/10	2,280,000	2,296,779
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16	2,625,000	2,762,813
Energy Transfer Partners LP, 7.50% Sr. Unsec. Unsub. Bonds, 7/1/38	1,155,000	1,185,866
Enterprise Products Operating LLP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11	2,640,000	2,719,884
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	4,515,000	4,834,305
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	924,000	968,731
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13	2,375,000	2,404,688
Pipeline Funding Co. LLC, 7.50% Sr. Sec. Nts., 1/15/30[1]	1,742,000	1,893,807
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[1]	1,530,000	1,639,921
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15[1]	2,270,000	2,197,176
5.625% Sr. Unsec. Unsub. Nts., 4/15/20[1]	1,816,000	1,731,689
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18	2,745,000	2,930,288
Williams Cos., Inc. (The) Credit Linked Certificates Trust V, 6.375% Sr. Unsec. Nts., 10/1/10[1]	1,975,000	1,992,256
22 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Williams Partners LP/Williams Partners Finance Corp., 7.25% Sr. Unsec. Nts., 2/1/17	$2,614,000	$2,973,446
Woodside Finance Ltd., 4.50% Nts., 11/10/14[1]	4,193,000	4,282,361

		38,165,064

Financials—12.6%
Capital Markets—1.4%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[1]	3,980,000	4,117,019
Discover Bank, 7% Sub. Nts., 4/15/20	2,904,000	2,939,469
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	2,880,000	2,594,606
Goldman Sachs Group, Inc. (The), 5.375% Sr. Unsec. Unsub. Nts., 3/15/20	2,920,000	2,892,847
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	1,195,000	1,187,615
7.30% Sr. Unsec. Nts., 5/13/19	1,154,000	1,243,887

		14,975,443

Commercial Banks—3.8%
Barclays Bank plc, 6.278% Perpetual Bonds[14]	6,110,000	4,597,775
City National Capital Trust I, 9.625% Jr. Sub. Bonds, 2/1/40	2,620,000	2,768,347
Comerica Capital Trust II, 6.576% Bonds, 2/20/37[2]	3,255,000	2,766,750
Fifth Third Bancorp, 8.25% Sub. Nts., 3/1/38	1,330,000	1,497,194
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	4,235,000	3,525,638
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	4,380,000	3,723,000
Key Bank NA, 5.80% Unsec. Sub. Nts., 7/1/14	1,780,000	1,902,703
Lloyds TSB Bank plc, 5.80% Nts., 1/13/20[1]	5,090,000	4,817,481
Regions Financial Corp., 5.75% Sr. Unsec. Unsub. Nts., 6/15/15	5,050,000	5,025,528
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11	2,655,000	2,779,857
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K14	8,075,000	8,357,625

		41,761,898

Consumer Finance—0.6%
Capital One Capital IV:
6.745% Sub. Bonds, 2/17/37[2]	3,205,000	2,708,225
8.875% Jr. Sub. Nts., 5/15/40	1,905,000	2,001,302
SLM Corp., 8% Sr. Nts., 3/25/20	2,725,000	2,398,894

		7,108,421

Diversified Financial Services—2.3%
Citigroup, Inc., 6.01% Sr. Unsec. Nts., 1/15/15	9,004,000	9,457,207
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[14]	9,795,000	10,129,000
23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Diversified Financial Services Continued
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	$5,898,000	$6,334,399

		25,920,606

Insurance—3.7%
American International Group, Inc., 5.05% Sr. Unsec. Nts., 10/1/15	5,395,000	4,983,631
AXA SA, 6.463% Jr. Unsec. Sub. Perpetual Bonds[1,14]	965,000	761,144
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	3,970,000	4,220,567
Genworth Financial, Inc., 8.625% Sr. Unsec. Unsub. Nts., 12/15/16	4,479,000	4,784,737
Hartford Financial Services Group, Inc. (The):
5.25% Sr. Unsec. Nts., 10/15/11	2,755,000	2,852,775
6.625% Sr. Unsec. Unsub. Nts., 3/30/40	2,095,000	1,953,803
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[1]	3,700,000	3,668,998
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	5,710,000	4,339,600
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts., 9/15/10	2,446,000	2,463,726
Principal Life Global Funding I, 4.40% Sr. Sec. Nts., 10/1/10[1]	2,450,000	2,462,987
Prudential Financial, Inc., 6.625% Sr. Unsec. Bonds, 6/21/40	1,845,000	1,886,273
Swiss Re Capital I LP, 6.854% Perpetual Bonds[1,14]	5,266,000	4,344,450
ZFS Finance USA Trust IV, 5.875% Sub. Bonds, 5/9/32[1]	3,040,000	2,698,061

		41,420,752

Real Estate Investment Trusts—0.8%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	1,154,000	1,212,244
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	1,402,000	1,449,277
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts., 3/15/11	2,780,000	2,868,426
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	1,005,000	1,048,093
ProLogis, 7.625% Sr. Unsec. Nts., 8/15/14	2,280,000	2,422,703

		9,000,743

Health Care—1.7%
Biotechnology—0.3%
Genzyme Corp., 5% Sr. Nts., 6/15/20[1]	2,805,000	2,897,046
Health Care Equipment & Supplies—0.1%
Covidien International Finance SA, 2.80% Sr. Unsec. Nts., 6/15/15	1,153,000	1,166,293
Health Care Providers & Services—0.4%
HCA, Inc., 8.50% Sr. Sec. Nts., 4/15/19	2,540,000	2,705,100
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11	2,230,000	2,273,822

		4,978,922
24 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Life Sciences Tools & Services—0.9%
Fisher Scientific International, Inc., 6.125% Sr. Unsec. Sub. Nts., 7/1/15	$4,715,000	$4,856,549
Life Technologies Corp., 6% Sr. Nts., 3/1/20	4,607,000	5,001,880

		9,858,429

Industrials—2.8%
Aerospace & Defense—0.6%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	2,873,000	2,829,905
Meccanica Holdings USA, Inc., 7.375% Sr. Unsec. Unsub. Nts., 7/15/39[1]	3,725,000	4,008,078

		6,837,983

Commercial Services & Supplies—0.8%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs., 9/15/35	1,935,000	2,320,812
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	2,615,000	2,726,138
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	2,590,000	2,666,835
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	1,640,000	1,730,362

		9,444,147

Electrical Equipment—0.3%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19	2,565,000	2,850,733
Industrial Conglomerates—0.8%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	2,320,000	2,414,918
5.50% Sr. Unsec. Nts., 1/8/20	2,925,000	3,099,043
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	2,410,000	2,902,505

		8,416,466

Machinery—0.3%
Pall Corp., 5% Nts., 6/15/20	935,000	972,504
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14	2,730,000	2,818,725

		3,791,229

Information Technology—0.6%
Communications Equipment—0.2%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	2,515,000	2,700,539
Electronic Equipment & Instruments—0.4%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub. Nts., 9/14/15	4,043,000	4,358,645
Materials—2.4%
Chemicals—0.5%
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	2,495,000	2,744,500
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18	2,758,000	2,813,160
25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Chemicals Continued
Morton International, Inc., 12.40% Credit Sensitive Nts., 6/1/20[2]	$85,000	$104,392

		5,662,052

Containers & Packaging—0.5%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16	2,610,000	2,743,763
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17[1]	2,553,000	2,673,594

		5,417,357

Metals & Mining—1.4%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	3,935,000	4,334,123
Teck Resources Ltd., 10.75% Sr. Sec. Nts., 5/15/19	3,985,000	4,890,173
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15	462,000	496,161
Vale Overseas Ltd., 6.875% Sr. Unsec. Nts., 11/10/39	2,835,000	2,981,623
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,485,000	1,567,587
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,775,000	1,923,763
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16[1]	25,000	26,850

		16,220,280

Telecommunication Services—2.7%
Diversified Telecommunication Services—2.4%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	2,590,000	2,826,309
British Telecommunications plc, 9.625% Bonds, 12/15/30	1,750,000	2,144,293
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13	2,450,000	2,666,916
New Communications Holdings, Inc., 8.25% Sr. Nts., 4/15/17[1]	2,765,000	2,789,194
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	2,615,000	2,811,125
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub. Nts., 10/1/10	4,520,000	4,553,719
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10	2,170,000	2,197,251
Telus Corp., 8% Nts., 6/1/11	2,480,000	2,629,785
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	1,723,000	1,909,454
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16	2,845,000	2,880,563

		27,408,609

Wireless Telecommunication Services—0.3%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	1,910,000	2,139,200
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11	951,000	1,015,225

		3,154,425
26 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Utilities—1.8%
Electric Utilities—0.7%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[1]	$1,880,000	$2,054,784
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	1,698,000	1,688,669
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[1]	3,001,000	3,808,830

		7,552,283

Energy Traders—0.3%
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts., 1/15/15	3,130,000	3,551,167
Multi-Utilities—0.8%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20	2,955,000	2,828,727
NiSource Finance Corp., 10.75% Sr. Unsec. Nts., 3/15/16	3,585,000	4,601,487
Sempra Energy, 9.80% Sr. Unsec. Nts., 2/15/19	1,280,000	1,703,811

		9,134,025

Total Corporate Bonds and Notes (Cost $393,156,416)		404,855,006

	Shares

Common Stocks—0.0%
Chesapeake Energy Corp. (Cost $9)	181	3,792

	Units

Rights, Warrants and Certificates—0.0%
Pathmark Stores, Inc. Wts., Strike Price $22.31, Exp. 9/19/10[13] (Cost $5,577)	2,028	—

	Shares

Investment Companies—9.9%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[15,16]	2,844,870	2,844,870
Oppenheimer Institutional Money Market Fund, Cl. E, 0.28%[15,17]	107,246,785	107,246,785

Total Investment Companies (Cost $110,091,655)		110,091,655

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $1,410,008,415)		1,437,190,461

Investments Purchased with Cash Collateral from Securities Loaned—0.4%
OFI Liquid Assets Fund, LLC, 0.29%[15,17] (Cost $4,301,200)	4,301,200	4,301,200

Total Investments, at Value (Cost $1,414,309,615)	129.1%	1,441,491,661
Liabilities in Excess of Other Assets	(29.1)	(324,662,813)

Net Assets	100.0%	$1,116,828,848

27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $92,921,295 or 8.32% of the Fund’s net assets as of June 30, 2010.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Restricted security. The aggregate value of restricted securities as of June 30, 2010 was $2,866,954, which represents 0.26% of the Fund’s net assets. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)

Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31	2/5/01	$112,336	$112,379	$43
Morgan Stanley Resecuritization Trust, Automobile Receivable Nts., Series 2010-F, Cl. A, 0.60%, 6/17/11	1/11/10	2,663,764	2,671,419	7,655
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	2/23/99	1,710,162	83,156	(1,627,006)
Real Time Data Co., 11% Nts., 5/31/09	6/30/99	365,810	—	(365,810)

		$4,852,072	$2,866,954	$(1,985,118)

4.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $43,480,544 or 3.89% of the Fund’s net assets as of June 30, 2010.

5.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $568,405 or 0.05% of the Fund’s net assets as of June 30, 2010.

6.	When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See Note 1 of accompanying Notes.

7.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

9.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $6,162,508. See Note 5 of accompanying Notes.

10.	Zero coupon bond reflects effective yield on the date of purchase.

11.	Issue is in default. See Note 1 of accompanying Notes.

12.	Interest or dividend is paid-in-kind, when applicable.

13.	Non-income producing security.

14.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

15.	Rate shown is the 7-day yield as of June 30, 2010.

16.	Interest rate is less than 0.0005%.
28 | OPPENHEIMER CORE BOND FUND

17.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2009	Additions	Reductions	June 30, 2010

OFI Liquid Assets Fund, LLC	7,318,500	17,529,800	20,547,100	4,301,200
Oppenheimer Institutional Money Market Fund, Cl. E	184,405,282	230,593,864	307,752,361	107,246,785

	Value	Income

OFI Liquid Assets Fund, LLC	$4,301,200	$1,936	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	107,246,785	140,376

	$111,547,985	$142,312

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$128,349,753	$112,379	$128,462,132
Mortgage-Backed Obligations	—	748,283,277	—	748,283,277
U.S. Government Obligations	—	45,494,599	—	45,494,599
Corporate Bonds and Notes	—	404,855,006	—	404,855,006
Common Stocks	3,792	—	—	3,792
Rights, Warrants and Certificates	—	—	—	—
Investment Companies	110,091,655	—	—	110,091,655
Investments Purchased with Cash
Collateral from Securities Loaned	—	4,301,200	—	4,301,200

Total Investments, at Value	110,095,447	1,331,283,835	112,379	1,441,491,661
Other Financial Instruments:
Appreciated swaps, at value	—	103,528	—	103,528
Futures margins	455,414	—	—	455,414

Total Assets	$110,550,861	$1,331,387,363	$112,379	$1,442,050,603

Liabilities Table
Other Financial Instruments:
Depreciated swaps, at value	$—	$(388,319)	$—	$(388,319)
Futures margins	(8,000)	—	—	(8,000)

Total Liabilities	$(8,000)	$(388,319)	$—	$(396,319)

29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited
Footnotes to Statement of Investments Continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of June 30, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	1,008	9/21/10	$128,520,000	$3,534,268
U.S. Treasury Nts., 2 yr.	Sell	584	9/30/10	127,795,626	(392,582)
U.S. Treasury Nts., 5 yr.	Sell	139	9/30/10	16,450,867	(220,156)
U.S. Treasury Nts., 10 yr.	Buy	328	9/21/10	40,195,375	118,821

					$3,040,351

Credit Default Swap Contracts as of June 30, 2010 are as follows:

			Pay/
	Buy/Sell	Notional	Receive			Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	Value	(Depreciation)

CDX North America
Investment Grade Index,
Volume H, Series 7
Morgan Stanley
Capital Services, Inc.	Sell	$17,000	0.75%	12/20/11	$(254,536)	$(254,536)

	Total	17,000			(254,536)	(254,536)

Vale Inco Ltd.:
Morgan Stanley
Capital Services, Inc.	Buy	3,660	0.70	3/20/17	43,854	43,854
Morgan Stanley
Capital Services, Inc.	Buy	3,670	0.63	3/20/17	59,674	59,674

	Total	7,330			103,528	103,528

Vale Overseas:
Morgan Stanley
Capital Services, Inc.	Sell	3,660	1.17	3/20/17	(58,908)	(58,908)
Morgan Stanley
Capital Services, Inc.	Sell	3,670	1.10	3/20/17	(74,875)	(74,875)

	Total	7,330			(133,783)	(133,783)

			Grand Total Buys		103,528	103,528
			Grand Total Sells		(388,319)	(388,319)

			Total Credit Default Swaps		$(284,791)	$(284,791)

30 | OPPENHEIMER CORE BOND FUND

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Non-Investment Grade
Corporate Debt Indexes	$17,000,000	$—	BB-
Investment Grade Single
Name Corporate Debt	7,330,000	—	BBB+

Total	$24,330,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of June 30, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	$7,330	$103,528
	Credit Default Sell Protection	24,330	(388,319)

		Total Swaps	$(284,791)

See accompanying Notes to Financial Statements.
31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,302,761,630)	$1,329,943,676
Affiliated companies (cost $111,547,985)	111,547,985

1,441,491,661
Cash	105,000
Appreciated swaps, at value	103,528
Receivables and other assets:
Investments sold (including $220,250,403 sold on a when-issued or delayed delivery basis)	224,915,119
Interest, dividends and principal paydowns	9,595,651
Shares of beneficial interest sold	1,722,183
Futures margins	455,414
Other	51,958

Total assets	1,678,440,514

Liabilities
Return of collateral for securities loaned	4,301,200
Depreciated swaps, at value	388,319
Payables and other liabilities:
Investments purchased (including $549,412,590 purchased on a when-issued or delayed delivery basis)	554,732,601
Shares of beneficial interest redeemed	1,101,559
Dividends	430,587
Distribution and service plan fees	346,550
Transfer and shareholder servicing agent fees	164,969
Shareholder communications	83,757
Trustees’ compensation	20,315
Futures margins	8,000
Other	33,809

Total liabilities	561,611,666

Net Assets	$1,116,828,848

Composition of Net Assets
Par value of shares of beneficial interest	$175,795
Additional paid-in capital	1,645,934,602
Accumulated net investment income	2,742
Accumulated net realized loss on investments	(559,221,897)
Net unrealized appreciation on investments	29,937,606

Net Assets	$1,116,828,848

32 | OPPENHEIMER CORE BOND FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $422,681,056 and 66,500,332 shares of beneficial interest outstanding)	$6.36
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.68
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,467,204 and 5,424,465 shares of beneficial interest outstanding)	$6.35
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $109,453,414 and 17,203,397 shares of beneficial interest outstanding)	$6.36
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,119,509 and 6,629,333 shares of beneficial interest outstanding)	$6.35
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $508,107,665 and 80,037,094 shares of beneficial interest outstanding)	$6.35
See accompanying Notes to Financial Statements.
33 OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2010

Investment Income
Interest (net of foreign withholding taxes of $2,161)	$30,045,396
Fee income on when-issued securities	5,152,249
Dividends:
Unaffiliated companies	45
Affiliated companies	140,376
Income from investment of securities lending cash collateral, net—affiliated companies	1,936

Total investment income	35,340,002

Expenses
Management fees	2,696,081
Distribution and service plan fees:
Class A	470,810
Class B	163,477
Class C	504,988
Class N	99,239
Transfer and shareholder servicing agent fees:
Class A	558,850
Class B	110,906
Class C	157,215
Class N	84,083
Shareholder communications:
Class A	52,647
Class B	12,521
Class C	12,254
Class N	2,607
Class Y	128
Legal, auditing and other professional fees	517,820
Trustees’ compensation	31,295
Custodian fees and expenses	6,797
Other	19,972

Total expenses	5,501,690
Less waivers and reimbursements of expenses	(1,229,260)

Net expenses	4,272,430

Net Investment Income	31,067,572
34 | OPPENHEIMER CORE BOND FUND

Realized and Unrealized Gain
Net realized gain on:
Investments from unaffiliated companies	$25,435,196
Closing and expiration of futures contracts	4,999,149
Swap contracts	81,875

Net realized gain	30,516,220
Net change in unrealized appreciation/depreciation on:
Investments	3,708,734
Futures contracts	7,302,713
Swap contracts	208,279

Net change in unrealized appreciation/depreciation	11,219,726

Net Increase in Net Assets Resulting from Operations	$72,803,518

See accompanying Notes to Financial Statements.
35 OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Operations
Net investment income	$31,067,572	$82,122,742
Net realized gain (loss)	30,516,220	(492,237,107)
Net change in unrealized appreciation/depreciation	11,219,726	451,823,771

Net increase in net assets resulting from operations	72,803,518	41,709,406

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(10,723,228)	(10,862,876)
Class B	(781,116)	(871,836)
Class C	(2,407,394)	(2,480,446)
Class N	(1,051,172)	(1,222,467)
Class Y	(16,104,757)	(18,689,300)

	(31,067,667)	(34,126,925)

Tax return of capital distribution:
Class A	—	(15,276,896)
Class B	—	(1,226,097)
Class C	—	(3,488,351)
Class N	—	(1,719,204)
Class Y	—	(26,283,510)

	—	(47,994,058)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	36,945,101	(85,457,165)
Class B	207,968	(8,811,391)
Class C	8,809,131	(10,637,582)
Class N	545,433	(12,788,944)
Class Y	(49,895,294)	(237,947,065)

	(3,387,661)	(355,642,147)

Net Assets
Total increase (decrease)	38,348,190	(396,053,724)
Beginning of period	1,078,480,658	1,474,534,382

End of period (including accumulated net investment income of $2,742 and $2,837, respectively)	$1,116,828,848	$1,078,480,658

See accompanying Notes to Financial Statements.
36 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.12	$6.12	$10.18	$10.23	$10.24	$10.44

Income (loss) from investment operations:
Net investment income[1]	.17	.41	.56	.50	.47	.42
Net realized and unrealized gain (loss)	.24	— [2]	(4.06)	(.05)	.01	(.18)

Total from investment operations	.41	.41	(3.50)	.45	.48	.24

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.17)	—	(.39)	(.49)	(.44)
Tax return of capital distribution	—	(.24)	(.56)	(.11)	—	—

Total dividends and/or distributions to shareholders	(.17)	(.41)	(.56)	(.50)	(.49)	(.44)

Net asset value, end of period	$6.36	$6.12	$6.12	$10.18	$10.23	$10.24

Total Return, at Net Asset Value[3]	6.77%	7.29%	(35.83)%	4.49%	4.84%	2.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$422,681	$370,941	$465,375	$954,825	$670,012	$488,889

Average net assets (in thousands)	$394,142	$367,832	$786,186	$779,234	$566,159	$423,182

Ratios to average net assets:[4]
Net investment income	5.49%	7.11%	6.20%	4.89%	4.66%	4.12%
Total expenses	1.14%[5]	1.17%[5]	0.92%[5]	0.88%[5]	0.96%[5]	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.82%	0.90%	0.87%	0.90%	0.90%

Portfolio turnover rate[6]	45%	115%	52%	89%	107%	98%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.15%
Year Ended December 31, 2009	1.19%
Year Ended December 31, 2008	0.92%
Year Ended December 31, 2007	0.89%
Year Ended December 31, 2006	0.96%
37 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2010	$2,467,689,661	$2,514,587,768
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
See accompanying Notes to Financial Statements.
38 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.12	$6.12	$10.17	$10.23	$10.23	$10.44

Income (loss) from investment operations:
Net investment income[1]	.15	.37	.49	.42	.40	.35
Net realized and unrealized gain (loss)	.23	(.01)	(4.04)	(.06)	.01	(.20)

Total from investment operations	.38	.36	(3.55)	.36	.41	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.15)	—	(.31)	(.41)	(.36)
Tax return of capital distribution	—	(.21)	(.50)	(.11)	—	—

Total dividends and/or distributions to shareholders	(.15)	(.36)	(.50)	(.42)	(.41)	(.36)

Net asset value, end of period	$6.35	$6.12	$6.12	$10.17	$10.23	$10.23

Total Return, at Net Asset Value[2]	6.22%	6.49%	(36.24)%	3.60%	4.17%	1.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,467	$33,005	$42,617	$99,282	$116,230	$125,069

Average net assets (in thousands)	$33,246	$33,018	$76,116	$106,727	$118,240	$135,296

Ratios to average net assets:[3]
Net investment income	4.74%	6.35%	5.43%	4.13%	3.92%	3.37%
Total expenses	2.33%[4]	2.43%[4]	1.87%[4]	1.79%[4]	1.86%[4]	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.57%	1.65%	1.64%	1.65%	1.65%

Portfolio turnover rate[5]	45%	115%	52%	89%	107%	98%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	2.34%
Year Ended December 31, 2009	2.45%
Year Ended December 31, 2008	1.87%
Year Ended December 31, 2007	1.80%
Year Ended December 31, 2006	1.86%
39 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2010	$2,467,689,661	$2,514,587,768
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
See accompanying Notes to Financial Statements.
40 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.13	$6.13	$10.18	$10.24	$10.24	$10.45

Income (loss) from investment operations:
Net investment income[1]	.15	.37	.50	.42	.40	.35
Net realized and unrealized gain (loss)	.23	(.01)	(4.05)	(.06)	.01	(.20)

Total from investment operations	.38	.36	(3.55)	.36	.41	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.15)	—	(.31)	(.41)	(.36)
Tax return of capital distribution	—	(.21)	(.50)	(.11)	—	—

Total dividends and/or distributions to shareholders	(.15)	(.36)	(.50)	(.42)	(.41)	(.36)

Net asset value, end of period	$6.36	$6.13	$6.13	$10.18	$10.24	$10.24

Total Return, at Net Asset Value[2]	6.21%	6.49%	(36.20)%	3.60%	4.16%	1.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$109,453	$96,829	$108,673	$194,071	$149,440	$109,207

Average net assets (in thousands)	$102,483	$94,555	$169,737	$172,144	$126,593	$94,742

Ratios to average net assets:[3]
Net investment income	4.74%	6.31%	5.49%	4.12%	3.92%	3.37%
Total expenses	1.91%[4]	1.97%[4]	1.68%[4]	1.66%[4]	1.76%[4]	1.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.56%	1.65%	1.64%	1.65%	1.65%

Portfolio turnover rate[5]	45%	115%	52%	89%	107%	98%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.92%
Year Ended December 31, 2009	1.99%
Year Ended December 31, 2008	1.68%
Year Ended December 31, 2007	1.67%
Year Ended December 31, 2006	1.76%
41 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2010	$2,467,689,661	$2,514,587,768
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.12	$6.12	$10.17	$10.23	$10.23	$10.44

Income (loss) from investment operations:
Net investment income[1]	.16	.40	.54	.47	.45	.40
Net realized and unrealized gain (loss)	.23	(.01)	(4.05)	(.06)	.01	(.19)

Total from investment operations	.39	.39	(3.51)	.41	.46	.21

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.16)	—	(.36)	(.46)	(.42)
Tax return of capital distribution	—	(.23)	(.54)	(.11)	—	—

Total dividends and/or distributions to shareholders	(.16)	(.39)	(.54)	(.47)	(.46)	(.42)

Net asset value, end of period	$6.35	$6.12	$6.12	$10.17	$10.23	$10.23

Total Return, at Net Asset Value[2]	6.48%	7.02%	(35.92)%	4.11%	4.68%	1.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,120	$40,051	$54,092	$84,017	$58,232	$35,836

Average net assets (in thousands)	$40,466	$42,761	$83,422	$70,555	$46,672	$30,274

Ratios to average net assets:[3]
Net investment income	5.24%	6.88%	6.01%	4.62%	4.42%	3.87%
Total expenses	1.51%[4]	1.56%[4]	1.28%[4]	1.26%[4]	1.35%[4]	1.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.07%	1.15%	1.14%	1.15%	1.15%

Portfolio turnover rate[5]	45%	115%	52%	89%	107%	98%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.52%
Year Ended December 31, 2009	1.58%
Year Ended December 31, 2008	1.28%
Year Ended December 31, 2007	1.27%
Year Ended December 31, 2006	1.35%
43 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2010	$2,467,689,661	$2,514,587,768
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
See accompanying Notes to Financial Statements.
44 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.11	$6.12	$10.16	$10.22	$10.22	$10.43

Income (loss) from investment operations:
Net investment income[1]	.18	.43	.60	.53	.51	.45
Net realized and unrealized gain (loss)	.24	(.02)	(4.04)	(.05)	.01	(.19)

Total from investment operations	.42	.41	(3.44)	.48	.52	.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.17)	—	(.43)	(.52)	(.47)
Tax return of capital distribution	—	(.25)	(.60)	(.11)	—	—

Total dividends and/or distributions to shareholders	(.18)	(.42)	(.60)	(.54)	(.52)	(.47)

Net asset value, end of period	$6.35	$6.11	$6.12	$10.16	$10.22	$10.22

Total Return, at Net Asset Value[2]	6.98%	7.44%	(35.45)%	4.80%	5.29%	2.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$508,108	$537,655	$803,777	$824,678	$435,311	$171,323

Average net assets (in thousands)	$554,662	$598,909	$1,006,642	$617,403	$309,558	$91,172

Ratios to average net assets:[3]
Net investment income	5.86%	7.51%	6.78%	5.28%	5.03%	4.39%
Total expenses	0.59%[4]	0.62%[4]	0.51%[4]	0.48%[4]	0.55%[4]	0.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.48%	0.51%	0.51%	0.47%	0.55%	0.65%

Portfolio turnover rate[5]	45%	115%	52%	89%	107%	98%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	0.60%
Year Ended December 31, 2009	0.64%
Year Ended December 31, 2008	0.51%
Year Ended December 31, 2007	0.49%
Year Ended December 31, 2006	0.55%
45 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2010	$2,467,689,661	$2,514,587,768
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Core Bond Fund (the “Fund”), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return by investing mainly in debt instruments. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time
47 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
48 | OPPENHEIMER CORE BOND FUND

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$549,412,590
Sold securities	220,250,403
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
49 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost	$365,810
Market Value	$—
Market Value as a % of Net Assets	0.00%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of June 30, 2010, there were no restrictions on the Fund’s ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
50 | OPPENHEIMER CORE BOND FUND

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2010	$2,007,359
2013	6,003,757
2014	5,185,579
2015	2,067,456
2016	113,077,964
2017	466,202,942

Total	$594,545,057

As of June 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $564,028,837 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for
51 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2010, it is estimated that the Fund will utilize $30,516,220 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,415,006,343
Federal tax cost of other investments	21,428,531

Total federal tax cost	$1,436,434,874

Gross unrealized appreciation	$49,553,593
Gross unrealized depreciation	(20,312,715)

Net unrealized appreciation	$29,240,878

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from
52 | OPPENHEIMER CORE BOND FUND

U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
53 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	14,615,830	$91,289,316	19,731,384	$115,266,113
Dividends and/or distributions reinvested	1,442,388	9,048,185	3,690,332	21,238,507
Redeemed	(10,148,433)	(63,392,400)	(38,821,755)	(221,961,785)

Net increase (decrease)	5,909,785	$36,945,101	(15,400,039)	$(85,457,165)

Class B
Sold	1,154,894	$7,205,989	1,678,256	$9,765,521
Dividends and/or distributions reinvested	113,941	714,315	327,928	1,883,536
Redeemed	(1,237,241)	(7,712,336)	(3,574,077)	(20,460,448)

Net increase (decrease)	31,594	$207,968	(1,567,893)	$(8,811,391)

Class C
Sold	3,644,642	$22,815,277	6,087,162	$34,998,758
Dividends and/or distributions reinvested	324,557	2,036,970	848,417	4,892,882
Redeemed	(2,566,746)	(16,043,116)	(8,866,339)	(50,529,222)

Net increase (decrease)	1,402,453	$8,809,131	(1,930,760)	$(10,637,582)

Class N
Sold	1,381,922	$8,643,506	2,388,783	$13,838,712
Dividends and/or distributions reinvested	127,913	801,626	378,725	2,176,624
Redeemed	(1,425,523)	(8,899,699)	(5,058,808)	(28,804,280)

Net increase (decrease)	84,312	$545,433	(2,291,300)	$(12,788,944)

Class Y
Sold	7,871,698	$49,122,936	43,268,199	$249,153,378
Dividends and/or distributions reinvested	2,569,132	16,086,652	7,554,048	43,240,565
Redeemed	(18,335,752)	(115,104,882)	(94,291,033)	(530,341,008)

Net decrease	(7,894,922)	$(49,895,294)	(43,468,786)	$(237,947,065)

The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions of 28 days, set by ReFlow. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value
54 | OPPENHEIMER CORE BOND FUND

of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities.
     As of June 30, 2010, ReFlow did not hold any shares of the Fund.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended June 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$453,829,733	$357,797,735
U.S. government and government agency obligations	26,854,851	29,535,279
To Be Announced (TBA) mortgage-related securities	2,467,689,661	2,514,587,768
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.50%
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2010, the Fund paid $855,640 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan,
55 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$1,616,792
Class C	3,631,867
Class N	1,655,053
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2010	$95,400	$254	$31,097	$5,448	$409
56 | OPPENHEIMER CORE BOND FUND

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the “Total expenses” for all share classes so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” as a percentage of average annual net assets, will not exceed the following annual rates: 0.90% for Class A shares; 1.65% for Class B and Class C shares; 1.15% for Class N shares and 0.65% for Class Y shares. During the six months ended June 30, 2010, the Manager waived fees and/or reimbursed the Fund $346,052, $47,991, $101,975 and $45,125 for Class A, Class B, Class C and Class N shares, respectively.
     From April 1, 2009 through March 31, 2010, the Manager voluntarily waived the advisory fee by 0.10% of the Fund’s average annual net assets. That voluntary waiver was applied after all other waivers and/or reimbursements. During the six months ended June 30, 2010, the Manager waived $271,814 in advisory fees as a result of this voluntary arrangement.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended June 30, 2010, the Manager reimbursed the Fund $275,438 for legal costs and fees.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2010, the Manager waived fees and/or reimbursed the Fund $71,025 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended June 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$806
Class B	53,447
Class C	226
Class N	15,361
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors.
57 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
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Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $103,528, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of June 30, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of June 30, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $284,791 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of June 30, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of June 30, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives not Accounted	Statement of Assets			Statement of Assets
for as Hedging Instruments	and Liabilities Location	Value		and Liabilities Location	Value

Credit contracts	Appreciated swaps, at value	$103,528		Depreciated swaps, at value	$388,319
Interest rate contracts	Futures margins	455,414	*	Futures margins	8,000	*

Total		$558,942			$396,319

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives not Accounted	Closing and expiration
for as Hedging Instruments	of futures contracts	Swap contracts	Total

Credit contracts	$—	$81,875	$81,875
Interest rate contracts	4,999,149	—	4,999,149

Total	$4,999,149	$81,875	$5,081,024

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives not Accounted
for as Hedging Instruments	Futures contracts	Swap contracts	Total

Credit contracts	$—	$208,279	$208,279
Interest rate contracts	7,302,713	—	7,302,713

Total	$7,302,713	$208,279	$7,510,992

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Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional
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amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     The Fund has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Restricted Securities
As of June 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Securities Lending Continued
borrower on demand. As of June 30, 2010, the Fund had on loan securities valued at $4,223,084. Collateral of $4,301,200 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in the Fund. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among
64 | OPPENHEIMER CORE BOND FUND

others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies (“portfolio proxies”) relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Fund’s Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
66 | OPPENHEIMER CORE BOND FUND

OPPENHEIMER CORE BOND FUND
A Series of Oppenheimer Integrity Funds

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Krishna Memani, Vice President and Portfolio Manager
Peter A. Strzalkowski, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2010 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
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Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Integrity Funds

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	08/09/2010